Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 5,115	$ 4,244
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) on securities arising, After-tax	(1,550)	588
Less: Reclassification adjustment for gains included in net income, after-tax	259	376
Total other comprehensive income (loss)	(1,809)	212
Total comprehensive income	$ 3,306	$ 4,456